Financial Instruments, Financial Risks and Capital Risks Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments, Financial Risks and Capital Risks Management [Line Items]
Change in foreign currency rates	5.00%	5.00%
Sensitivity rate of foreign currency	5.00%	5.00%
Decrease increase profit for the year (in Dollars)	$ 3,600	$ 1,118	$ 370
Foreign Currency Sensitivity [Member]
Financial Instruments, Financial Risks and Capital Risks Management [Line Items]
Change in foreign currency rates	5.00%	5.00%